Dividends, textual (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014 item	Sep. 30, 2014 item	Dec. 31, 2014
Common Stock
Class of Stock [Line Items]
Common Stock Dividends Per Share Cash Paid Quarterly	$ 0.04	$ 0.06
Number Of Quarters Of Dividend Payments	1	3
Dividends paid common shares			$ 18,358
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly			$ 0.5
Number Of Quarters Of Dividend Payments			4
Dividends paid preferred shares			3,200
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly	$ 0.5	$ 0.46667
Number Of Quarters Of Dividend Payments	1	1
Dividends paid preferred shares			2,223
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly			$ 0.66667
Number Of Quarters Of Dividend Payments			1
Dividends paid preferred shares			$ 2,134